Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 213,315	$ 139,142	$ 97,356
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 12)	(22,568)	(6,900)	277
Depreciation and amortization	97,884	100,474	92,413
Write down of vessels	0	29,367	0
Unrealized foreign currency exchange loss (gain)	16,019	8,923	(10,221)
Equity income, net of dividends received of $13,738 (2012 - $14,700 and 2011 - $15,340)	(109,544)	(64,166)	(5,244)
Amortization of deferred debt issuance costs and other	5,551	(27)	561
Change in operating assets and liabilities (note 14)	10,078	(7,307)	(33,458)
Expenditures for dry docking	(27,203)	(7,493)	(19,638)
Net operating cash flow	183,532	192,013	122,046
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	719,300	500,335	600,862
Scheduled repayments of long-term debt	(86,609)	(84,666)	(290,940)
Prepayments of long-term debt	(270,000)	(324,274)	(383,000)
Debt issuance costs	(3,362)	(2,065)	(2,578)
Scheduled repayments of capital lease obligations	(10,315)	(10,161)	(89,350)
Proceeds from equity offerings, net of offering costs (note 15)	190,520	182,316	341,178
Advances to joint venture partners and equity accounted joint ventures	(16,822)	(3,600)	0
Advances to and from affiliates	0	0	27,048
Decrease (increase) in restricted cash	27,761	(31,217)	76,249
Cash distributions paid	(215,416)	(195,909)	(159,380)
Purchase of Skaugen Multigas Subsidiaries (note 11d)	0	0	(114,466)
Other	(373)	(385)	1,551
Net financing cash flow	334,684	30,374	7,174
INVESTING ACTIVITIES
Purchase of equity accounted investments (notes 5 and 11)	(135,790)	(170,067)	(57,287)
Receipts from direct financing leases	11,641	6,155	6,154
Expenditures for vessels and equipment	(368,163)	(39,894)	(64,685)
Other	0	1,369	(830)
Net investing cash flow	(492,312)	(202,437)	(116,648)
Increase in cash and cash equivalents	25,904	19,950	12,572
Cash and cash equivalents, beginning of the year	113,577	93,627	81,055
Cash and cash equivalents, end of the year	$ 139,481	$ 113,577	$ 93,627